Taxes (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Taxes [Line Items]
Income tax rate	15.00%
Corporate income tax rate, description	Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu were registered in the PRC and they were approved by local government as small-scaled minimal profit enterprises.
Increased income tax rate	5.00%
Offset operating income	5 years
Valuation allowance for deferred tax assets (in Dollars)		$ 60	$ 875
Favorable tax rate, description	(a)Distance Learning and Huaxia Muke are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu are subject to a favorable tax rate of 5%.
Hong Kong [Member]
Taxes [Line Items]
Income tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
Assessable profits, percentage	16.50%
Assessable profits over (in Dollars)	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Income tax rate	15.00%